Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Prepayments and Other Receivables.
Prepayments	€ 1,290	€ 793
Other receivables	2,531	745
Total Prepayments and Other Receivables	€ 3,821	€ 1,538